Business Combinations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010 item	Apr. 29, 2011 item
Business Combinations [Abstract]
Number of locations in Alabama				3
Number of counties served				10
Number of businesses acquired	4		4
Business combinations, net of cash acquired	$ 5,900	$ 3,664	$ 9,469